OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2022
Other Operating Incomeexpenses
OTHER OPERATING INCOME/(EXPENSES)

7.	OTHER OPERATING INCOME/(EXPENSES)

	2022	2021	2020
Government grants/net present value of long-term fiscal incentives	1,289.3	853.2	735.9
Extemporaneous credits/(debits) (i)	1,013.9	1,219.0	2,121.3
(Additions)/reversals of provisions	(77.2)	(71.4)	(70.1)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	88.8	66.1	27.2
Other operating income/(expenses), net	199.1	57.2	(134.9)
Total	2,513.9	2,124.1	2,679.4

(i)	As detailed in Note 30 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from its calculation basis, in the item Other operating income/(expenses).

According to the account policy disclosed in note 3 (y), the Company recognizes, in other operating income/(expenses) line, tax incentives granted as rate reduction, calculation basis reduction, financing or subsidized loans, presumed credit, deferred payment or partial reductions of due state tax payable.

Government grants are not recognized until there is reasonable assurance that the Company will meet the respective conditions and obligations related to governmental terms.